Business segment information	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Business segment information	Business segment information
        The Company determines and presents operating segments based on the information that is internally provided to the chief operating decision maker, the (‘CODM’) in accordance with ASC 280 'Segment Reporting'. The Company determined that the CODM was comprised of the Chief Executive Officer and the Chief Financial Officer.

        The Company determines and presents operating segments based on the information that is provided to the CODM. The Company operates as one single business segment, which is the provision of outsourced development services on a global basis to the pharmaceutical, biotechnology and medical devices industries. There have been no changes to the basis of segmentation or the measurement basis for the segment results in the period.

        The Company is a clinical research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies. The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution. The Company has expanded predominately through internal growth together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.

        The Company is generally awarded projects based upon responses to requests for proposals received from companies in the pharmaceutical, biotechnology and medical device industries or work orders executed under our strategic partnership arrangements. Contracts with customers are generally entered into centrally, in most cases with ICON Clinical Research Limited (“ICON Ireland”), the Company’s principal operating subsidiary in Ireland. Revenues, which consist primarily of fees earned under these contracts, are allocated to individual entities within the Group, based on where the work is performed in accordance with the Company’s global transfer pricing model.

        ICON Ireland acts as the group entrepreneur under the Company’s global transfer pricing model given its role in the development and management of the group, its ownership of key intellectual property and customer relationships, its key role in the mitigation of risks faced by the group and its responsibility for maintaining the Company’s global network. ICON Ireland enters into the majority of the Company’s customer contracts.

        ICON Ireland remunerates other operating entities in the ICON Group on the basis of a guaranteed cost plus mark-up for the services they perform in each of their local territories. The cost plus mark-up for each ICON entity is established to ensure that each of ICON Ireland and the ICON entities that are involved in the conduct of services for customers, earn an appropriate arms-length return having regard to the assets owned, risks borne, and functions performed by each entity from these intercompany transactions. The cost plus mark up policy is reviewed annually to ensure that it is market appropriate.

        The geographic split of revenue disclosed for each region outside Ireland is the cost plus revenue attributable to these entities. The residual revenues of the Group, once each ICON entity has been paid its respective intercompany service fee, generally fall to be retained by ICON Ireland. As such, revenues and income from operations in Ireland are a function of this global transfer pricing model and comprise revenues of the Group after deducting the cost plus revenues attributable to the activities performed outside Ireland.

        The Company's areas of operation outside of Ireland include the United States, United Kingdom, Belgium, Bulgaria, France, Germany, Italy, Spain, Poland, Portugal, Czech Republic, Hungary, Israel, Latvia, Romania, Russia, Serbia, Sweden, The Netherlands, Turkey, Ukraine, Canada, Argentina, Brazil, Chile, Colombia, Mexico, Peru, India, China (including Hong Kong), Japan, Singapore, South Korea, The Philippines, Taiwan, Thailand, Australia, New Zealand and South Africa.
        The geographical distribution of the Company’s segment measures as at June 30, 2020 and December 31, 2019 and for the three and six months ended June 30, 2020 and June 30, 2019 is as follows:

a) The distribution of revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
	(in thousands)		(in thousands)
Ireland *	$279,743	$310,477	$594,715	$608,960
Rest of Europe	89,387	94,192	191,818	184,637
U.S.	189,466	222,312	414,933	440,852
Rest of World	61,632	68,156	133,864	135,540

Total	$620,228	$695,137	$1,335,330	$1,369,989

* All sales shown for Ireland are export sales.

b) The distribution of income from operations including restructuring by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
	(in thousands)		(in thousands)
Ireland	$38,655	$78,052	$112,590	$148,673
Rest of Europe	7,120	5,663	17,816	11,513
U.S.	9,377	16,300	23,268	33,407
Rest of World	1,797	6,075	9,566	14,443

Total	$56,949	$106,090	$163,240	$208,036

c) The distribution of income from operations excluding restructuring by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
	(in thousands)		(in thousands)
Ireland	$56,744	$78,052	$130,679	$148,673
Rest of Europe	7,120	5,663	17,816	$11,513
U.S.	9,377	16,300	23,268	$33,407
Rest of World	1,797	6,075	9,566	14,443

Total	$75,038	$106,090	$181,329	$208,036
d) The distribution of long-lived assets (including right-of-use assets), net, by geographical area was as follows:

	June 30, 2020	December 31, 2019
	(in thousands)
Ireland	$108,531	$110,522
Rest of Europe	33,377	41,970
U.S.	64,932	72,578
Rest of World	41,979	44,994

Total	$248,819	$270,064

         e) The distribution of depreciation, amortization and reduction in carrying value of the right-of-use assets by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
	(in thousands)		(in thousands)
Ireland	$7,951	$7,026	$16,192	$14,916
Rest of Europe	3,672	3,615	7,487	7,052
U.S.	6,201	9,539	14,840	17,180
Rest of World	5,043	2,608	7,998	6,583

Total	$22,867	$22,788	$46,517	$45,731

f) The distribution of total assets by geographical area was as follows:

	June 30, 2020	December 31, 2019
	(in thousands)
Ireland	$1,340,307	$1,323,181
Rest of Europe	605,148	660,797
U.S.	735,370	755,271
Rest of World	177,895	168,263

Total	$2,858,720	$2,907,512